Other operating results, net	12 Months Ended
Jun. 30, 2024
Other operating results, net
Other operating results, net

26. Other operating results, net

	06.30.2024	06.30.2023	06.30.2022
Realization of currency translation adjustment (*)	-	1,588	-
Donations	(854)	(1,319)	(1,198)
Loss from disposal of associates and joint ventures	(1,365)	-	-
Lawsuits and other contingencies	(6,693)	(27,687)	(2,213)
Administration fees	338	396	295
Interest and allowances generated by operating credits	1,890	2,456	1,026
Loss from disposal of property, plant and equipment	(2)	(2,543)	-
Others	1,918	376	2,578
Total other operating results, net	(4,768)	(26,733)	488

(*) Corresponds to the liquidation of Condor, Real Estate Investment Group VII LP and Jiwin S.A.